Income Taxes (Tables)	12 Months Ended
Nov. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate as A Percentage of Income Before Income Taxes
	2023	2022
Federal tax statutory rate	21%	21%
Temporary differences	0%	0%
Permanent differences	0%	0%
Valuation Allowance	-21%	-21%
	0%	0%

Schedule of Components of Deferred Tax Assets

The Company had deferred income tax assets as of November 30, 2023, and 2022, as follows:

	2023	2022
Deferred Tax Assets
Net operating loss carryforwards	$444,000	$26,000
Temporary differences	-	-
Permanent differences	(1,000)	-
Valuation allowance	(443,000)	(26,000)
Net deferred tax assets	$-	$-